FINANCIAL AND CAPITAL RISK MANAGEMENT (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL AND CAPITAL RISK MANAGEMENT
Cash	$ 11,351,000	$ 12,211,000
Commodity price risk increased or decreased	3,441,000
Cash and cash equivalents foreign currency risk	$ 2,728,000	3,139,000
Investments in equity instruments designated percentage FVTPL	10.00%
Investment in equity instrument designated percentage FVTOCI	10.00%
Other comprehensive income (loss)	$ 239,000	$ 26,000